INVESTMENTS IN EQUITY INVESTEES (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENTS IN EQUITY INVESTEES
Schedule of equity method investments

Name	As of December 31, 2024		As of December 31, 2025		Principal activities
	Voting right	Equity interest	Voting right	Equity interest
	(%)	(%)	(%)	(%)
V-G High Tech Energy Solutions Co., Ltd. (“V-G”)	49	48.6	49	48.6	Development and production of electric vehicle batteries and energy storage system